(LOSS) INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	$ 60,978,298	¥ 397,883,388	¥ (177,795,168)	¥ (217,092,926)
Change in redeemable noncontrolling interest	(182,394)	(1,190,122)	(12,827,598)	(40,918,773)
Net loss attributable to ordinary shareholders	$ 60,795,904	¥ 396,693,266	¥ (190,622,766)	¥ (258,011,699)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	163,599,920	163,599,920	106,407,008	62,114,760
Net (loss) income attributable to holders of ordinary shares per share - Basic and diluted | (per share)	$ 0.37	¥ 2.42	¥ (1.79)	¥ (4.15)